COMMON STOCK AND STOCK INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2012
COMMON STOCK AND STOCK INCENTIVE PLANS
Summary of stock options activity

	Number of shares outstanding	Weighted average exercise price
	(in thousands)
Options Outstanding, December 31, 2009	1,917	26.94

Options Granted	218	6.51
Options Exercised	(1)	8.46
Options Forfeited or Expired	(746)	43.05

Options Outstanding, December 31, 2010	1,388	15.06

Options Granted	486	36.78
Options Exercised	(20)	6.27
Options Forfeited or Expired	(728)	16.71

Options Outstanding, December 31, 2011	1,127	23.52

Options Granted	246	3.24
Options Exercised	—	—
Options Forfeited or Expired	(443)	19.56

Options Outstanding, December 31, 2012	930	20.04

Summary of unvested restricted awards

	Shares	Weighted average grant date fair value
	(in thousands)
Restricted stock awards activity
Total nonvested at December 31, 2011	902	$5.87

Granted	1,891	3.29
Vested	(701)	5.60
Forfeited	(390)	4.49

Total nonvested at December 31, 2012	1,702	$3.43

Summary of significant ranges of outstanding and exercisable stock options

The following table summarizes significant ranges of outstanding and exercisable stock options as of December 31, 2012 (in thousands, except years and share prices):

	Stock Options Outstanding				Stock Options Exercisable
Range of exercise price	Number outstanding	Weighted-average exercise price per share	Aggregate intrinsic value	Weighted-average remaining contractual life (in years)	Number Exercisable	Weighted-average exercise price per share	Aggregate intrinsic value
$2.97 - $2.97	27	$2.97	—	6.83	—	—	—
$3.21 - $3.21	203	$3.21	—	6.65	5	$3.21	—
$4.14 - $4.17	98	$4.17	—	4.48	50	$4.17	—
$6.27 - $6.27	53	$6.27	—	0.75	53	$6.27	—
$6.51 - $6.51	138	$6.51	—	1.97	125	$6.51	—
$8.46 - $9.72	117	$9.42	—	1.56	117	$9.42	—
$10.11 - $18.75	131	$15.51	—	2.23	131	$15.51	—
$19.83 - $93.72	80	$44.91	—	0.64	80	$44.91	—
$112.38 - $112.38	75	$112.38	—	1.05	75	$112.38	—
$135.63 - $135.63	8	$135.63	—	0.64	8	$135.63	—

	930	$20.04	—	3.11	643	$27.39	—

Options exercisable and expected to vest at December 31, 2012	930	$20.04

Schedule of the fair values of stock-based payment awards estimated using the Black-Scholes option pricing model

	Years ended December 31,
Stock Options:	2012	2011	2010
Expected term in years	4.6	2.85	3.95
Weighted average risk-free interest rate	0.56%	0.58%	1.40%
Expected dividend rate	0.00%	0.00%	0.00%
Volatility	79%	75%	83%

Summary of the stock-based compensation expense recognized in the Company's consolidated statement of operations

	Years ended December 31,
	2012	2011	2010
	(in thousands)
Cost of net sales	$107	$99	$166
Selling, general and administrative	2,399	2,602	4,600
Research and development	476	328	784
Restructuring	—	—	2,052

Total	$2,982	$3,029	$7,602